Note 6 - Segment Information - Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenue	$ 2,857	$ 2,792
UNITED STATES
Revenue	2,260	2,151
CANADA
Revenue	580	624
Other Countries [Member]
Revenue	$ 17	$ 17